Goodwill and intangible assets, net - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	€ 0	€ 181,927	€ 286,539
Intangible assets with indefinite lives	75,345	89,545
Intangible assets with definite lives, net	269	404
Total	€ 75,614	€ 271,876